Receivables	9 Months Ended
Sep. 30, 2020
Receivables
Receivables

4.Receivables

	September 30,	December 31,
	2020	2019
Trade receivable	$6,286	$14,986
GST receivable	69,093	47,428
Scientific research and experimental development tax credits receivable	—	249,111
Other receivables	179,114	129,405
	$254,493	$440,930